Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.42%
Aerospace & Defense–4.23%
General Dynamics Corp.	163,887	$34,760,433
Lockheed Martin Corp.	157,090	61,128,432
Raytheon Technologies Corp.	784,312	70,737,099
		166,625,964
Air Freight & Logistics–0.96%
United Parcel Service, Inc., Class B	188,151	38,046,014
Apparel Retail–0.25%
Gap, Inc. (The)(b)	551,748	9,970,086
Asset Management & Custody Banks–1.70%
State Street Corp.	710,992	67,188,744
Automobile Manufacturers–0.74%
Bayerische Motoren Werke AG (Germany)	278,094	29,050,688
Biotechnology–1.17%
AbbVie, Inc.	337,682	46,225,289
Brewers–0.75%
Molson Coors Beverage Co., Class B(b)	622,508	29,668,731
Cable & Satellite–2.04%
Comcast Corp., Class A	1,605,483	80,258,095
Communications Equipment–2.35%
Cisco Systems, Inc.	1,666,173	92,755,851
Construction Machinery & Heavy Trucks–0.98%
Caterpillar, Inc.	190,831	38,463,896
Diversified Banks–3.06%
Bank of America Corp.	2,611,337	120,487,089
Electric Utilities–2.92%
Entergy Corp.(b)	335,914	37,545,108
Exelon Corp.	930,066	53,897,325
Portland General Electric Co.	449,023	23,591,668
		115,034,101
Electrical Components & Equipment–2.55%
ABB Ltd. (Switzerland)	1,598,685	55,255,282
Emerson Electric Co.	491,139	45,160,231
		100,415,513
Food Distributors–0.50%
Sysco Corp.(b)	253,511	19,811,885
Gas Utilities–1.76%
National Fuel Gas Co.	774,784	47,052,632
Southwest Gas Holdings, Inc.	327,482	22,327,723
		69,380,355
General Merchandise Stores–1.71%
Target Corp.	306,623	67,588,908
Shares		Value
Gold–1.07%
Newmont Corp.	690,038	$42,209,624
Health Care Equipment–2.52%
Becton, Dickinson and Co.	148,273	37,682,100
Medtronic PLC	597,612	61,846,866
		99,528,966
Health Care Services–2.11%
CVS Health Corp.	782,246	83,317,021
Home Improvement Retail–1.27%
Lowe’s Cos., Inc.	210,368	49,930,845
Hypermarkets & Super Centers–2.14%
Walmart, Inc.	604,496	84,514,586
Industrial Machinery–2.28%
Kennametal, Inc.	789,567	27,295,331
Snap-on, Inc.	172,858	35,997,679
Stanley Black & Decker, Inc.	152,580	26,648,097
		89,941,107
Integrated Oil & Gas–4.77%
Chevron Corp.	518,537	68,099,464
Exxon Mobil Corp.	889,056	67,532,694
TotalEnergies SE (France)	923,892	52,331,062
		187,963,220
Integrated Telecommunication Services–3.75%
AT&T, Inc.	2,407,868	61,400,634
Deutsche Telekom AG (Germany)	1,430,635	26,811,222
Verizon Communications, Inc.	1,122,791	59,766,165
		147,978,021
Investment Banking & Brokerage–0.81%
Morgan Stanley	310,844	31,873,944
IT Consulting & Other Services–2.80%
Cognizant Technology Solutions Corp., Class A	827,180	70,657,715
International Business Machines Corp.	297,984	39,801,723
		110,459,438
Managed Health Care–2.08%
UnitedHealth Group, Inc.	173,514	81,997,511
Multi-line Insurance–1.87%
Hartford Financial Services Group, Inc. (The)	1,024,327	73,618,381
Multi-Utilities–4.00%
Dominion Energy, Inc.(b)	1,027,026	82,839,917
Public Service Enterprise Group, Inc.	1,126,807	74,966,470
		157,806,387
Oil & Gas Exploration & Production–1.24%
ConocoPhillips	552,638	48,974,780

See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Shares		Value
Oil & Gas Storage & Transportation–1.40%
Enbridge, Inc. (Canada)	1,309,497	$55,361,184
Packaged Foods & Meats–4.73%
Campbell Soup Co.	861,776	38,021,557
General Mills, Inc.(b)	447,030	30,702,020
Kraft Heinz Co. (The)	1,588,058	56,852,477
Nestle S.A. (Switzerland)	474,158	61,086,689
		186,662,743
Paper Packaging–1.23%
International Paper Co.	526,315	25,394,699
Sonoco Products Co.(b)	410,222	23,234,974
		48,629,673
Pharmaceuticals–8.68%
AstraZeneca PLC (United Kingdom)	249,868	28,994,148
Bristol-Myers Squibb Co.	664,440	43,115,512
Eli Lilly and Co.	153,920	37,770,429
Johnson & Johnson	745,397	128,424,449
Merck & Co., Inc.	1,275,977	103,966,606
		342,271,144
Property & Casualty Insurance–3.97%
Chubb Ltd.(b)	374,968	73,973,687
Travelers Cos., Inc. (The)(b)	495,735	82,381,242
		156,354,929
Regional Banks–7.35%
Cullen/Frost Bankers, Inc.(b)	484,091	68,261,672
Fifth Third Bancorp	1,644,175	73,379,530
M&T Bank Corp.(b)	496,177	84,042,460
Regions Financial Corp.(b)	2,798,970	64,208,372
		289,892,034
Restaurants–2.39%
McDonald’s Corp.	363,912	94,416,968
Semiconductors–1.63%
Broadcom, Inc.	40,915	23,971,280
Microchip Technology, Inc.	518,968	40,209,641
		64,180,921
Soft Drinks–1.63%
Coca-Cola Co. (The)	1,052,141	64,191,122
Specialized REITs–2.60%
Crown Castle International Corp.	288,889	52,725,132
Shares		Value
Specialized REITs–(continued)
Weyerhaeuser Co.	1,233,317	$49,863,006
		102,588,138
Specialty Chemicals–1.43%
DuPont de Nemours, Inc.	733,551	56,190,007
Total Common Stocks & Other Equity Interests (Cost $2,836,684,401)		3,841,823,903
Principal Amount
U.S. Dollar Denominated Bonds & Notes–0.01%
Tobacco–0.01%
Reynolds American, Inc. (United Kingdom), 7.00%, 08/04/2041(c) (Cost $358,459)	$354,000	447,920
Shares
Money Market Funds–2.42%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	25,558,940	25,558,940
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	40,792,578	40,796,657
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	29,210,217	29,210,217
Total Money Market Funds (Cost $95,567,610)		95,565,814
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $2,932,610,470)		3,937,837,637
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.74%
Invesco Private Government Fund, 0.02%(d)(e)(f)	13,035,592	13,035,592
Invesco Private Prime Fund, 0.11%(d)(e)(f)	55,340,335	55,351,401
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,386,995)		68,386,993
TOTAL INVESTMENTS IN SECURITIES–101.59% (Cost $3,000,997,465)		4,006,224,630
OTHER ASSETS LESS LIABILITIES—(1.59)%		(62,781,758)
NET ASSETS–100.00%		$3,943,442,872
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$53,858,374	$176,718,600	$(205,018,034)	$-	$-	$25,558,940	$5,631
Invesco Liquid Assets Portfolio, Institutional Class	61,353,363	125,877,881	(146,421,764)	(14,821)	1,998	40,796,657	3,661
Invesco Treasury Portfolio, Institutional Class	61,552,428	201,964,114	(234,306,325)	-	-	29,210,217	2,513
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,145,400	239,034,731	(257,144,539)	-	-	13,035,592	1,956*
Invesco Private Prime Fund	46,718,100	489,654,607	(481,020,076)	(2)	(1,228)	55,351,401	27,453*
Total	$254,627,665	$1,233,249,933	$(1,323,910,738)	$(14,823)	$770	$163,952,807	$41,214

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,588,294,812	$253,529,091	$—	$3,841,823,903
U.S. Dollar Denominated Bonds & Notes	—	447,920	—	447,920
Money Market Funds	95,565,814	68,386,993	—	163,952,807
Total Investments	$3,683,860,626	$322,364,004	$—	$4,006,224,630
Invesco Dividend Income Fund